Net Financial Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial income
Financial income	$ 190	$ 7,612	$ 2,363
Total financial income	190	7,612	2,363
Financial costs
Amortization and write-off of deferred loan issuance costs		8,878	4,794
Interest expense on loans		53,694	40,879
Interest expense on leases	4,662	3,785	1,668
Commitment fees			68
Other financial costs including bank commissions	168	703	230
Total financial costs	$ 4,830	67,060	47,639
Unamortized loan fees written off to profit or loss		$ 5,831	$ 654